Cost optimization program (Details) - CAD ($)	12 Months Ended		18 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024
Disclosure of attribution of expenses by nature to their function [line items]
Cost optimization program	$ 91,063,000	$ 8,964,000	$ 100,027,000
Cost optimization program
Disclosure of attribution of expenses by nature to their function [line items]
Termination of employment costs	69,500,000	2,613,000
Cost of vacating leased premises	21,563,000	6,351,000
Impairment of right-of-use assets	10,119,000	2,232,000
Onerous contracts expense	9,013,000	2,181,000
Impairment loss	$ 2,431,000	$ 1,938,000